PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,721	$ 5,165	$ 4,478
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use	$ 776	$ 576